Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
Other non-current assets
Schedule of other non-current assets

	As of December 31,
	2022	2023
	RMB	RMB
Prepayment to location partners(a)	11,649	10,422
Prepayment for purchase of property, equipment and software	15,038	3,968
Deposits	7,790	6,505
Others	1,421	992
Less: Allowance for credit losses	—	(266)
Total	35,898	21,621
(a)	As discussed in Note 6(a), as of December 31, 2022 and 2023, the Company assessed the recoverability of these prepayments based on the actual performance of each of the location partners. For the years ended December 31, 2021, 2022, and 2023, the Group recognized nil, RMB87,069 and RMB10,271, respectively for impairments of the non-current prepaid commissions to the location partners whose businesses were wound up in 2022 as a result of the surge of COVID-19 infections in certain regions in 2022 and deteriorated performance of certain individual location partners in 2023.

Summary of allowance for credit losses related to receivables in other non-current assets

Year Ended
December 31,2023
RMB
Balance as at December 31, 2022	—
Adoption of ASC Topic 326	67
Balance as at January 1, 2023	67
Current period provision, net	199
Balance as at December 31, 2023	266